Taxes on Income - Reconciliation of Theoretical Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Income Tax Expense Benefit [Line Items]
Income (loss) from continuing operations before taxes on income	$ 46,340	$ (45,916)		$ 53,510
Theoretical tax expense (benefit) on the above amount	11,585	(11,479)		12,842
Less-tax benefits arising from approved enterprises	(1,365)	(2,495)		(4,731)
Income tax expense associated with unapproved enterprises	10,220	(13,974)		8,111
Different tax rates applicable to non-Israeli subsidiaries	(199)	(9,141)		(4,064)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purpose-net	(443)	(173)		3,969
Deferred taxes on losses for which valuation allowance was provided		(1,529)		(4,532)
Other	716	(254)		(131)
Net change in valuation allowance	(3,367)	25,527		4,324
Actual tax expense	6,927	456	[1]	7,677	[1]
Income (loss) from continuing operations before taxes on income	46,340	(45,916)		53,510
Israel [Member]
Income Tax Expense Benefit [Line Items]
Income (loss) from continuing operations before taxes on income	4,390	(3,885)		19,332
Income (loss) from continuing operations before taxes on income	4,390	(3,885)		19,332
Non-Israeli [Member]
Income Tax Expense Benefit [Line Items]
Income (loss) from continuing operations before taxes on income	41,950	(42,031)		34,178
Income (loss) from continuing operations before taxes on income	$ 41,950	$ (42,031)		$ 34,178

[1]	See Note 1a(ii).